UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21593

Kayne Anderson MLP Investment Company

(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC

811 Main Street, 14th Floor

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2014

Date of reporting period: February 28, 2014

Item 1: Schedule of Investments.

KAYNE ANDERSON MLP INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2014

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 172.4%
Equity Investments(1) — 172.4%
Midstream MLP(2) — 143.3%
Access Midstream Partners, L.P.	3,048	$172,043
Arc Logistics Partners LP	795	16,023
Atlas Pipeline Partners, L.P.	839	25,797
Boardwalk Pipeline Partners, LP	994	12,236
Buckeye Partners, L.P.	2,713	198,649
Crestwood Midstream Partners LP	10,982	245,880
Crosstex Energy, L.P.	5,577	172,268
DCP Midstream Partners, LP	6,026	294,044
El Paso Pipeline Partners, L.P.	5,094	153,072
Enbridge Energy Management, L.L.C.(3)	1,598	42,750
Enbridge Energy Partners, L.P.	5,480	150,806
Energy Transfer Partners, L.P.(4)	6,555	363,982
Enterprise Products Partners L.P.(4)	8,995	603,680
Global Partners LP	2,061	78,868
Holly Energy Partners, L.P.	272	9,139
Kinder Morgan Energy Partners, LP	1,802	133,848
Kinder Morgan Management, LLC(3)	5,058	353,054
Magellan Midstream Partners, L.P.	2,850	192,874
MarkWest Energy Partners, L.P.(5)	5,584	356,513
Martin Midstream Partners L.P.	69	2,882
Midcoast Energy Partners, L.P.	437	8,948
Niska Gas Storage Partners LLC	1,813	24,009
NuStar Energy L.P.(6)	745	37,200
ONEOK Partners, L.P.	4,663	247,667
Plains All American Pipeline, L.P.(5)	6,902	373,870
PVR Partners, L.P.(7)	5,169	138,745
QEP Midstream Partners, LP	519	11,091
Regency Energy Partners LP(7)	9,077	238,260
Southcross Energy Partners, L.P.	203	3,565
Sprague Resources LP	1,470	27,147
Summit Midstream Partners, LP	1,021	41,420
Sunoco Logistics Partners L.P.	263	21,730
Tallgrass Energy Partners, LP	423	13,249
Targa Resources Partners L.P.	2,405	129,112
Western Gas Partners, LP	2,356	149,107
Williams Partners L.P.	7,458	369,973

		5,413,501

Midstream Company — 9.7%
Kinder Morgan, Inc.	1,447	46,081
ONEOK, Inc.	1,510	89,289
Plains GP Holdings, L.P. — Unregistered(5)(8)(9)	6,402	166,570
Targa Resources Corp.	308	29,766
The Williams Companies, Inc.	879	36,306

		368,012

KAYNE ANDERSON MLP INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2014

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description			No. of Shares/Units	Value
Shipping MLP — 6.2%
Capital Product Partners L.P.			2,841	$30,568
Capital Products Partners L.P. — Class B Units(8)(10)			3,030	32,636
Dynagas LNG Partners LP			964	21,024
Golar LNG Partners LP			1,143	34,525
KNOT Offshore Partners LP			385	11,054
Navios Maritime Partners L.P.			483	8,265
Teekay LNG Partners L.P.			417	17,397
Teekay Offshore Partners L.P.(6)			2,412	79,032

				234,501

General Partner MLP — 4.6%
Alliance Holdings GP L.P.			1,951	121,357
Crestwood Equity Partners LP			3,874	51,953

				173,310

Upstream MLP & Income Trust — 4.6%
BreitBurn Energy Partners L.P.			2,202	44,020
Enduro Royalty Trust			718	8,926
EV Energy Partners, L.P.			516	18,089
Legacy Reserves L.P.			716	18,899
LRR Energy, L.P.			464	7,930
Mid-Con Energy Partners, LP			2,352	55,427
Pacific Coast Oil Trust			578	7,924
SandRidge Mississippian Trust II			149	1,247
SandRidge Permian Trust			678	8,680
VOC Energy Trust			244	3,746

				174,888

Other — 4.0%
Alliance Resource Partners, L.P.			201	17,280
Clearwater Trust (5)(8)(11)			N/A	1,550
Exterran Partners, L.P.			2,195	65,859
Natural Resource Partners L.P.			243	3,677
SunCoke Energy Partners, L.P.			1,354	41,701
USA Compression Partners, LP			714	19,542

				149,609

Total Equity Investments (Cost — $3,765,348)				6,513,821

	Strike Price	Expiration Date	No. of Contracts	Value
Liabilities
Call Option Contracts Written(12)
Midstream MLP
NuStar Energy L.P.	$50.00	3/21/14	1,000	(130)
NuStar Energy L.P.	55.00	3/21/14	1,000	(20)

				(150)

KAYNE ANDERSON MLP INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2014

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description				Value
	Strike Price	Expiration Date	No. of Contracts
Shipping MLP
Teekay Offshore Partners L.P.	32.00	3/21/14	300	$(35)
Teekay Offshore Partners L.P.	33.00	3/21/14	300	(20)

				(55)

Total Call Option Contracts Written (Premiums Received — $234)				(205)

Notes				(1,200,000)
Mandatory Redeemable Preferred Stock at Liquidation Value				(449,000)
Deferred Tax Liability				(1,130,829)
Other Liabilities				(86,324)

Total Liabilities				(2,866,358)
Other Assets				131,011

Total Liabilities in Excess of Other Assets				(2,735,347)

Net Assets Applicable to Common Stockholders				$3,778,474

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Includes limited liability companies.

(3)	Dividends are paid-in-kind.

(4)	In lieu of cash distributions, the Company has elected to receive distributions in additional units through the partnership’s dividend reinvestment program.

(5)	The Company believes that it is an affiliate of Clearwater Trust, MarkWest Energy Partners, L.P., Plains All American Pipeline, L.P. and Plains GP Holdings, L.P. (“Plains GP”).

(6)	Security or a portion thereof is segregated as collateral on option contracts written.

(7)	On March 21, 2014, PVR Partners, L.P. completed its merger with Regency Energy Partners LP.

(8)	Fair valued security, restricted from public sale.

(9)	The Company holds an interest in Plains All American GP LLC (“PAA GP”), which controls the general partner of Plains All American, L.P. The Company’s ownership of PAA GP is exchangeable into shares of Plains GP Holdings, L.P. (which trades on the NYSE under the ticker “PAGP”) on a one-for-one basis at the Company’s option.

(10)	Class B Units are convertible on a one-for-one basis into common units of Capital Product Partners L.P. (“CPLP”) and are senior to the common units in terms of liquidation preference and priority of distributions. The Class B Units pay quarterly cash distributions of $0.21375 per unit and are convertible at any time at the option of the holder. If CPLP increases the quarterly cash distribution per common unit, the distribution per Class B Unit will increase by an equal amount. If CPLP does not redeem the Class B Units by May 2022, then the distribution increases by 25% per quarter to a maximum of $0.33345 per unit. CPLP may require that the Class B Units convert into common units after May 2015 if the common unit price exceeds $11.70 per unit, and the Class B Units are callable after May 2017 at a price of $9.27 per unit and after May 2019 at $9.00 per unit.

(11)	The Company owns an interest in the Creditors Trust of Miller Bros. Coal, LLC (“Clearwater Trust”) consisting of a coal royalty interest and certain other assets.

(12)	Security is non-income producing.

From time to time, certain of the Company’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended (the “Securities Act”), cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Company’s investments have restrictions such as lock-up agreements that preclude the Company from offering these securities for public sale.

At February 28, 2014, the Company held the following restricted investments:

Investment	Acquisition Date	Type of Restriction	Number of Units (in 000’s)	Cost Basis	Fair Value	Fair Value Per Unit	Percent of Net Assets	Percent of Total Assets
Level 3 Investments(1)
Capital Products Partners L.P.
Class B Units	(2)	(3)	3,030	$22,323	$32,636	$10.77	0.9%	0.5%
Clearwater Trust
Trust Interest	(4)	(5)	N/A	3,266	1,550	N/A	0.0	0.0
Plains GP Holdings, L.P.
Common Units	(2)	(6)	6,402	24,566	166,570	$26.02	4.4	2.5

Total				$50,155	$200,756		5.3%	3.0%

(1)	Securities are valued using inputs reflecting the Company’s own assumptions.

(2)	Security was acquired at various dates during the three months ended February 28, 2014 and/or in prior fiscal years.

(3)	Unregistered or restricted security of a publicly-traded company.

(4)	On September 28, 2010, the Bankruptcy Court finalized the plan of reorganization of Clearwater Natural Resources, LP (“Clearwater”). As part of the plan of reorganization, the Company received an interest in the Clearwater Trust consisting of cash and a coal royalty interest as consideration for its unsecured loan to Clearwater.

(5)	Unregistered security of a private trust.

(6)	The Company holds an interest in Plains All American GP LLC (“PAA GP”), which controls the general partner of Plains All American, L.P. The Company’s ownership of PAA GP is exchangeable into shares of Plains GP Holdings, L.P. (which trades on the NYSE under the ticker “PAGP”) on a one-for-one basis at the Company’s option. The Company agreed to a 15-month lock-up on any Plains GP shares it receives in exchange for its ownership in PAA GP (lock-up expires in January 2015).

At February 28, 2014, the cost basis of investments for federal income tax purposes was $3,154,190. At February 28, 2014, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,368,069
Gross unrealized depreciation	(8,438)

Net unrealized appreciation	$3,359,631

The identified cost basis of federal tax purposes is estimated based on information available from the Company’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement and Disclosures of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 820”), the Company has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Valuations based on quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Company has access at the date of measurement.

•

Level 2 — Valuations based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Company’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Company’s assets and liabilities measured at fair value on a recurring basis at February 28, 2014, and the Company presents these assets by security type and description on its Schedule of Investments. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$6,513,821	$6,313,065	$—	$200,756

Liabilities at Fair Value
Call option contracts written	$205	—	$205	—

For the three months ended February 28, 2014, there were no transfers between Level 1 and Level 2.

The following table presents the Company’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended February 28, 2014.

Equity Investments
Balance — November 30, 2013	$167,516
Purchases	—
Issuances	—
Transfers out to Level 1 and 2	—
Realized gains (losses)	—
Unrealized gains, net	33,240

Balance — February 28, 2014	$200,756

The $33,240 of unrealized gains presented in the table above for the three months ended February 28, 2014 relate to investments that are still held at February 28, 2014.

As required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification, the following are the derivative instruments and hedging activities of the Company.

The following table sets forth the fair value of the Company’s derivative instruments.

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value as of February 28, 2014

Call options	Call option contracts written	$(205)

The following table sets forth the effect of the Company’s derivative instruments.

Derivatives Not Accounted for as Hedging Instruments	Location of Gains/(Losses) on Derivatives Recognized in Income	For the Three Months Ended February 28, 2014
		Net Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Gains/(Losses) on Derivatives Recognized in Income
Call options	Options	$88	$29

The Company’s investments are concentrated in the energy sector. The focus of the Company’s portfolio within the energy sector may present more risks than if the Company’s portfolio were broadly diversified across numerous sectors of the economy. A downturn in the energy sector would have a larger impact on the Company than on an investment company that does not concentrate in energy. The performance of securities in the energy sector may lag the performance of other industries or the broader market as a whole. Additionally, to the extent that the Company invests a relatively high percentage of its assets in the securities of a limited number of issuers, the Company may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence. At February 28, 2014, the Company had the following investment concentrations.

Category	Percent of Long-Term Investments
Securities of energy companies	99.9%
Equity securities	100.0%
MLP securities(1)	93.9%
Largest single issuer	9.3%
Restricted securities	3.1%

(1)	As defined in the Company’s prospectus, “MLPs” are energy-related partnerships and their affiliates (including affiliates of MLP’s that own general partner interests or, in some cases subordinated units, registered or unregistered common units, or other limited partner units in an MLP).

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Company’s annual report previously filed with the Securities and Exchange Commission on form N-CSR on January 17, 2014 with a file number 811-21593.

Other information regarding the Company is available in the Company’s most recent annual report. This information is also available on the Company’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission, www.sec.gov.

Item 2: Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, the principal executive officer and principal financial officer concluded that the registrants disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

Item 3: Exhibits.

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON MLP INVESTMENT COMPANY

/S/ KEVIN S. MCCARTHY
Name: Kevin S. McCarthy Title: Chairman of the Board of Directors,
President and Chief Executive Officer
Date: April 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ KEVIN S. MCCARTHY
Name: Kevin S. McCarthy Title: Chairman of the Board of Directors,
President and Chief Executive Officer
Date: April 28, 2014

/S/ TERRY A. HART
Name: Terry A. Hart Title: Chief Financial Officer and Treasurer
Date: April 28, 2014